Accrued Expenses	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses

(5) Accrued Expenses

Accrued expenses consisted of the following at December 31, 2021 and 2020:

	2021	2020
Payroll and related costs	$—	$1,082,643
Professional and consulting fees	15,000	15,000
Research and development	250,000	18,944
CIP- Equipment	279,730	—
Interest	—	64,105
Other	56,570	34,867
	$601,300	$1,215,559

Payroll was deferred for a number of the Company’s employees in 2020 and 2021 and was paid in full in December 2021.